UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment[]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robert E. Robotti
Address:110 East 42nd Street, Suite 1100
	New York, NY 10017-8535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-10843

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti	New York, NY   November 16, 2009
---------------------- --------------  ---------------

Report Type
[X]13F HOLDING REPORT
[ ]13F NOTICE.
[ ]13F COMBINATION




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Report Summary:
Number of Other Included Managers:0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total:$204,896 (thousands)


List of Other Included Managers:
NONE

NAME OF ISSUER        TITLE OF CLASS   CUSIP        VALUE        SHRS OR   INVESTMENT     OTHER     VOTING
					           (X$1000)      PRN AMT   DISCRETION    MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------
ACERGY S A	      SPONSORED ADR  00443E104	    46496	 3681432       SOLE	   N/A	      SOLE
AMREP CORP NEW		     COM     032159105	     4109	  311272       SOLE	   N/A	      SOLE
APPLE COMPUTERS INC	     COM     037833100	      222	    1200       SOLE	   N/A	      SOLE
ATWOOD OCEANICS INC  	     COM     050095108       9760         276728       SOLE	   N/A	      SOLE
BPZ ENERGY INC		     COM     055639108	     3217	  427835       SOLE        N/A        SOLE
BALDWIN & LYONS INC	     CL A    057755100	      485	   22656       SOLE	   N/A	      SOLE
BALDWIN TECHNOLOGY INC	     CL A    058264102	       31	   16800       SOLE	   N/A	      SOLE
BERKSHIRE HATHAWAY INC DEL   CL B    084670207       1000            301       SOLE        N/A        SOLE
BIOCRYST PHARMACEUTICALS     COM     09058V103	      103	   12500       SOLE	   N/A	      SOLE
BOLT TECHNOLOGY CORP	     COM     097698104	      189	   15000       SOLE	   N/A	      SOLE
BUILDERS FIRST SOURCE INC    COM     12008R107	     5457	 1251623       SOLE	   N/A	      SOLE
CANADIAN NAT RES LTD         COM     136385101       9915	  147563       SOLE        N/A        SOLE
CAVCO INDS INC DEL	     COM     149568107	     4399	  123905       SOLE	   N/A	      SOLE
CERADYNE INC		     COM     156710105	      826	   45039       SOLE	   N/A	      SOLE
COAST DISTR SYS 	     COM     190345108	     1558         429299       SOLE        N/A        SOLE
CGG VERITAS	      SPONSORED ADR  204386106	     2129	   90990       SOLE	   N/A	      SOLE
CYCLE CTRY ACCESSORIES CORP  COM     232984104	       12	   20000       SOLE	   N/A	      SOLE
DECORATOR INDS INC    COM PAR $0.20  243631207        746	  898670       SOLE	   N/A        SOLE
DOVER MOTORSPORTS INC	     COM     260174107	       35	   23000       SOLE	   N/A	      SOLE
DREW INDS INC 		   COM NEW   26128L205       1755	   80932       SOLE	   N/A        SOLE
GEOKINETICS INC       COM PAR $0.01  372910300       1307	   61650       SOLE	   N/A	      SOLE
GULFPORT ENERGY CORP	   COM NEW   402635304	     1028	  117661       SOLE	   N/A	      SOLE
HEARUSA INC		   COM NEW   422360305	      152	  122900       SOLE	   N/A	      SOLE
HELMERICH & PAYNE INC	     COM     423452101	     4489         113550       SOLE        N/A        SOLE
IDT CORP 		     CL B    448947309	       67	   22564       SOLE	   N/A	      SOLE
IMPERIAL INDS INC	   COM NEW   452848401	       16	   12375       SOLE    	   N/A 	      SOLE
K TRON INTL INC 	     COM     482730108	    10987	  115394       SOLE	   N/A	      SOLE
LL & E RTY TR		UNIT BEN INT 502003106	     1388	 1802219       SOLE	   N/A	      SOLE
LEUCADIA NATL CORP	     COM     527288104	     1875	   75844       SOLE	   N/A	      SOLE
LINCOLN ELEC HLDGS INC	     COM     533900106	     1799	   37920       SOLE	   N/A	      SOLE
MANHATTAN BRIDGE CAPITAL INC COM     562803106	       10	   10000       SOLE	   N/A	      SOLE
MOBILE MINI INC		     COM     60740F105	     3546	  204275       SOLE	   N/A	      SOLE
NATIONAL WESTN LIFE INS CO   CL A    638522102	      441	    2507       SOLE        N/A        SOLE
NEWMARKET CORP		     COM     651587107      11689	  125634       SOLE	   N/A        SOLE
NEXEN INC		     COM     65334H102	     5274	  233665       SOLE        N/A        SOLE
NOBILITY HOMES INC	     COM     654892108	      327	   36372       SOLE	   N/A	      SOLE
PHI INC			   COM VTG   69336T106	      388	   18681       SOLE	   N/A	      SOLE
PALM HARBOR HOMES	     COM     696639103        293	  101254       SOLE	   N/A	      SOLE
PANHANDLE ROYALTY	     CL A    698477106      16242         760376       SOLE        N/A        SOLE
PATRICK INDS INC	     COM     703343103	      114	   32401       SOLE	   N/A        SOLE
PENN VA GP HLDGS LP   COM UNIT R LIM 70788P105	      192	   15000       SOLE	   N/A	      SOLE
PERMA-FIX ENVIRONMENTAL SVCS COM     714157104	     1056	  451144       SOLE	   N/A	      SOLE
POINT 360		     COM     730698107	      308	  200000       SOLE	   N/A	      SOLE
PRE-PAID LEGAL SVCS INC	     COM     740065107      16083	  316588       SOLE        N/A        SOLE
PRICESMART INC     	     COM     741511109      11853         632151       SOLE        N/A        SOLE
RTI INTL METALS INC	     COM     74973W107	      230	    9217       SOLE	   N/A	      SOLE
RAND LOGISTICS INC	     COM     752182105	       32	   10000       SOLE	   N/A	      SOLE
SEACOR HOLDINGS INC	     COM     811904101	     1555	   19055       SOLE	   N/A        SOLE
SENECA FOODS CORP NEW        CL A    817070501       5119         186828       SOLE        N/A        SOLE
SILVERLEAF RESORTS INC	     COM     828395103	      200	  150000       SOLE	   N/A	      SOLE
SKYLINE CORP		     COM     830830105	     3773	  167225       SOLE	   N/A	      SOLE
SPARTAN MTRS INC	     COM     846819100	       51	   10000       SOLE	   N/A	      SOLE
STAMPS COM INC		   COM NEW   852857200	      262	   28375       SOLE	   N/A	      SOLE
SUNCOR ENERGY INC NEW	     COM     867224107	     2157	   62399       SOLE	   N/A	      SOLE
TALISMAN ENERGY INC          COM     87425E103        926          53384       SOLE        N/A        SOLE
TETON ENERGY CORP	     COM     881628101	        4	   10000       SOLE	   N/A	      SOLE
TRIMAS CORP		   COM NEW   896215209	      740	  145164       SOLE	   N/A	      SOLE
U M H PROPERTIES INC	     COM     903002103	      460	   56459       SOLE	   N/A	      SOLE
ZENITH NATL INS CORP	     COM     989390109	     6019	  194776       SOLE	   N/A	      SOLE
